Debt - Schedule of Long-Term Debt (Details) - USD ($)	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	$ 1,541,700,000				$ 1,191,100,000
Principal Outstanding	1,500,700,000				1,132,800,000
Effective Interest Rate Adjustments	16,500,000				19,800,000
Deferred Finance Charges	(20,300,000)				(6,400,000)
PPL Delivery Financing
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	577,600,000				609,600,000
Long-Term Debt, Fee Amount	26,000,000.0				26,000,000.0
Keppel Delivery Financing
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	259,200,000				259,200,000
Long-Term Debt, Fee Amount	13,500,000				13,500,000
$250m Convertible Bonds
Debt Instrument [Line Items]
Principal	250,000,000			$ 250,000,000
Carrying Value Long-Term Debt	250,000,000.0				0
$150m Secured Bonds
Debt Instrument [Line Items]
Principal	150,000,000
Carrying Value Long-Term Debt	150,000,000.0				0
New DNB Facility
Debt Instrument [Line Items]
Principal		$ 175,000,000	$ 150,000,000
Carrying Value Long-Term Debt	145,000,000.0				130,000,000.0
Long-Term Debt, Fee Amount	2,900,000				2,600,000
Hayfin Term Loan Facility
Debt Instrument [Line Items]
Carrying Value Long-Term Debt	118,900,000				134,000,000.0
Long-Term Debt, Fee Amount	$ 2,400,000				2,800,000
$350m Convertible Bonds
Debt Instrument [Line Items]
Principal					$ 350,000,000